As filed with the U.S. Securities and Exchange Commission on April 4, 2019

File Nos. 333-179904 and 811-22649

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 474	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 474	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SUM0703

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	On May 3, 2019, pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 474 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended, solely for the purpose of delaying, until April 5, 2019, the effectiveness of the registration statement for the iShares Commodity Curve Carry Strategy ETF (the “Fund”), filed in Post-Effective Amendment No. 447 on December 3, 2018, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
463	February 15, 2019	March 15, 2019
471	March 14, 2019	April 5, 2019

This Post-Effective Amendment No. 474 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 447.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 474 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 4th day of April, 2019.

iSHARES U.S. ETF TRUST

By:
Martin Small*
President

Date: April 4, 2019

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 474 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark K. Wiedman*
Trustee

Date: April 4, 2019

John E. Martinez*
Trustee

Date: April 4, 2019

Cecilia H. Herbert*
Trustee

Date: April 4, 2019

John E. Kerrigan*
Trustee

Date: April 4, 2019

Robert S. Kapito*
Trustee

Date: April 4, 2019

Madhav V. Rajan*
Trustee

Date: April 4, 2019

Jane D. Carlin*
Trustee

Date: April 4, 2019

Drew E. Lawton*
Trustee

Date: April 4, 2019

Richard L. Fagnani*
Trustee

Date: April 4, 2019

/s/ Neal J. Andrews
Neal J. Andrews*
Treasurer and Chief Financial Officer

Date: April 4, 2019

*By:	/s/ Neal J. Andrews
Neal J. Andrews
Attorney-in-fact

Date: April 4, 2019

*

Powers of Attorney, each dated April 1, 2019, for Martin Small, Jane D. Carlin, Mark K. Wiedman, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Neal J. Andrews are filed herein.

POWER OF ATTORNEY

WITH RESPECT TO

iSHARES TRUST,

iSHARES U.S. ETF

TRUST, iSHARES, INC.,

iSHARES U.S. ETF COMPANY, INC. and

iSHARES SOVEREIGN SCREENED GLOBAL BOND FUND, INC.

Know all persons by these presents that Robert S. Kapito, a Trustee of iShares Trust and iShares U.S. ETF Trust (each, a “Trust”) and a Director of iShares, Inc., iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc. (each, a “Company,” and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Martin Small, Neal Andrews, Benjamin Archibald, Deepa Damre, Margery K. Neale, Benjamin J. Haskin, Paul Lohrey and Steve Messinger as his attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which he is now or is on the date of such filing a Trustee of the Trust or Director of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective April 1, 2019

/s/ Robert S. Kapito

Name: Robert S. Kapito

POWER OF ATTORNEY

WITH RESPECT TO

iSHARES TRUST,

iSHARES U.S. ETF

TRUST, iSHARES, INC.,

iSHARES U.S. ETF COMPANY, INC. and

iSHARES SOVEREIGN SCREENED GLOBAL BOND FUND, INC.

Know all persons by these presents that Mark Wiedman, a Trustee of iShares Trust and iShares U.S. ETF Trust (each, a ‘Trust”) and a Director of iShares, Inc., iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc. (each, a “Company,” and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Martin Small, Neal Andrews, Benjamin Archibald, Deepa Damre, Margery K. Neale, Benjamin J. Haskin, Paul Lohrey, and Steve Messinger as his attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which he is now or is on the date of such filing a Trustee of the Trust or Director of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective April 1, 2019

/s/ Mark Wiedman

Name: Mark Wiedman

POWER OF ATTORNEY

WITH RESPECT TO

iSHARES TRUST,

iSHARES U.S. ETF

TRUST, iSHARES, INC.,

iSHARES U.S. ETF COMPANY, INC. and

iSHARES SOVEREIGN SCREENED GLOBAL BOND FUND, INC.

Know all persons by these presents that John E. Kerrigan, a Trustee of iShares Trust and iShares U.S. ETF Trust (each, a “Trust”) and a Director of iShares, Inc., iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc. (each, a “Company,” and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Martin Small, Neal Andrews, Benjamin Archibald, Deepa Damre, Margery K. Neale, Benjamin J. Haskin, Paul Lohrey, and Steve Messinger as his attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which he is now or is on the date of such filing a Trustee of the Trust or Director of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective April 1, 2019

/s/ John E. Kerrigan

Name: John E. Kerrigan

POWER OF ATTORNEY

WITH RESPECT TO

iSHARES TRUST,

iSHARES U.S. ETF

TRUST, iSHARES, INC.,

iSHARES U.S. ETF COMPANY, INC. and

iSHARES SOVEREIGN SCREENED GLOBAL BOND FUND, INC.

Know all persons by these presents that John E. Martinez, a Trustee of iShares Trust and iShares U.S. ETF Trust (each, a “Trust”) and a Director of iShares, Inc., iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc. (each, a “Company,” and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Martin Small, Neal Andrews, Benjamin Archibald, Deepa Damre, Margery K. Neale, Benjamin J. Haskin, Paul Lohrey, and Steve Messinger as his attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which he is now or is on the date of such filing a Trustee of the Trust or Director of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective April 1, 2019

/s/ John E. Martinez

Name: John E. Martinez

POWER OF ATTORNEY

WITH RESPECT TO

iSHARES TRUST,

iSHARES U.S. ETF

TRUST, iSHARES, INC.,

iSHARES U.S. ETF COMPANY, INC. and

iSHARES SOVEREIGN SCREENED GLOBAL BOND FUND, INC.

Know all persons by these presents that Cecilia H. Herbert, a Trustee of iShares Trust and iShares U.S. ETF Trust (each, a “Trust”) and a Director of iShares, Inc., iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc. (each, a “Company,” and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Martin Small, Neal Andrews, Benjamin Archibald, Deepa Damre, Margery K. Neale, Benjamin J. Haskin, Paul Lohrey, and Steve Messinger as her attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which she is now or is on the date of such filing a Trustee of the Trust or Director of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in her name and on her behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective April 1, 2019

/s/ Cecilia H. Herbert

Name: Cecilia H. Herbert

POWER OF ATTORNEY

WITH RESPECT TO

iSHARES TRUST,

iSHARES U.S. ETF

TRUST, iSHARES, INC.,

iSHARES U.S. ETF COMPANY, INC. and

iSHARES SOVEREIGN SCREENED GLOBAL BOND FUND, INC.

Know all persons by these presents that Drew E. Lawton, a Trustee of iShares Trust and iShares U.S. ETF Trust (each, a “Trust”) and a Director of iShares, Inc., iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc. (each, a “Company,” and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Martin Small, Neal Andrews, Benjamin Archibald, Deepa Damre, Margery K. Neale, Benjamin J. Haskin, Paul Lohrey, and Steve Messinger as his attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which he is now or is on the date of such filing a Trustee of the Trust or Director of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective April 1, 2019

/s/ Drew E. Lawton

Name: Drew E. Lawton

POWER OF ATTORNEY

WITH RESPECT TO

iSHARES TRUST,

iSHARES U.S. ETF

TRUST, iSHARES, INC.,

iSHARES U.S. ETF COMPANY, INC. and

iSHARES SOVEREIGN SCREENED GLOBAL BOND FUND, INC.

Know all persons by these presents that Richard L. Fagnani, a Trustee of iShares Trust and iShares U.S. ETF Trust (each, a “Trust”) and a Director of iShares, Inc., iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc. (each, a “Company,” and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Martin Small, Neal Andrews, Benjamin Archibald, Deepa Damre, Margery K. Neale, Benjamin J. Haskin, Paul Lohrey, and Steve Messinger as his attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which he is now or is on the date of such filing a Trustee of the Trust or Director of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective April 1, 2019

/s/ Richard L. Fagnani

Name: Richard L. Fagnani

POWER OF ATTORNEY

WITH RESPECT TO

iSHARES TRUST,

iSHARES U.S. ETF

TRUST, iSHARES, INC.,

iSHARES U.S. ETF COMPANY, INC. and

iSHARES SOVEREIGN SCREENED GLOBAL BOND FUND, INC.

Know all persons by these presents that Madhav V. Rajan, a Trustee of iShares Trust and iShares U.S. ETF Trust (each, a ‘Trust”) and a Director of iShares, Inc., iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc. (each, a “Company,” and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Martin Small, Neal Andrews, Benjamin Archibald, Deepa Damre, Margery K. Neale, Benjamin J. Haskin, Paul Lohrey, and Steve Messinger as his attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which he is now or is on the date of such filing a Trustee of the Trust or Director of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective April 1, 2019

/s/ Madhav V. Rajan

Name: Madhav V. Rajan

POWER OF ATTORNEY

WITH RESPECT TO

iSHARES TRUST,

iSHARES U.S. ETF

TRUST, iSHARES, INC.,

iSHARES U.S. ETF COMPANY, INC. and

iSHARES SOVEREIGN SCREENED GLOBAL BOND FUND, INC.

Know all persons by these presents that Jane D. Carlin, a Trustee of iShares Trust and iShares U.S. ETF Trust (each, a “Trust”) and a Director of iShares, Inc., iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc. (each, a “Company/ and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Martin Small, Neal Andrews, Benjamin Archibald, Deepa Damre, Margery K. Neale, Benjamin J. Haskin, Paul Lohrey, and Steve Messinger as her attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N- 14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which she is now or is on the date of such filing a Trustee of the Trust or Director of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in her name and on her behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective April 1, 2019

/s/ Jane D. Carlin

Name: Jane D. Carlin

POWER OF ATTORNEY

WITH RESPECT TO

iSHARES TRUST,

iSHARES U.S. ETF

TRUST, iSHARES, INC.,

iSHARES U.S. ETF COMPANY, INC. and

iSHARES SOVEREIGN SCREENED GLOBAL BOND FUND, INC.

Know all persons by these presents that Martin Small, President and Principal Executive Officer of iShares Trust and iShares U.S. ETF Trust (each, a “Trust”) and President and Principal Executive Officer of iShares, Inc., iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc. (each, a “Company,” and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Neal Andrews, Benjamin Archibald, Deepa Damre, Margery K. Neale, Benjamin J. Haskin, Paul Lohrey, and Steve Messinger as his attorneys- in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which he is now or is on the date of such filing a President and Principal Executive Officer of the Trust or President and Principal Executive Officer of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective April 1, 2019

/s/ Martin Small

Name: Martin Small

POWER OF ATTORNEY

WITH RESPECT TO

iSHARES TRUST,

iSHARES U.S. ETF

TRUST, iSHARES, INC.,

iSHARES U.S. ETF COMPANY, INC. and

iSHARES SOVEREIGN SCREENED GLOBAL BOND FUND, INC.

Know all persons by these presents that Neal J. Andrews is Treasurer and Chief Financial Officer of iShares Trust and iShares U.S. ETF Trust (each, a ‘Trust”) and Treasurer and Chief Financial Officer of iShares, Inc., iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc. (each, a “Company,” and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Martin Small, Ben Archibald, Deepa Damre, Lezlie Iannone, and Mary Miley as his attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which he is now or is on the date of such filing a Treasurer and Chief Financial Officer of the Trust or of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective April 1, 2019

/s/ Neal J. Andrews

Name: Neal J. Andrews

iSHARES U.S. ETF TRUST

OFFICER’S CERTIFICATE

I, Allison Pristash, the duly appointed Assistant Secretary of iShares U.S. ETF Trust (the “Trust”), do hereby certify that attached hereto as Exhibit A is a true and correct copy of the resolution from the meeting of the Board of Trustees of the Trust (the “Board”) held on March 11-12, 2019 (the “Meeting”). The resolution was duly adopted by the Board at the Meeting. The resolution has not been modified or rescinded since its adoption and is in full force and effect as of the date hereof.

IN WITNESS WHEREOF, I have executed this Certificate on this 1st day of April, 2019.

By:	/s/ Allison Pristash
Name: Allison Pristash
Title: Assistant Secretary

Exhibit A

RESOLUTION OF THE BOARD

APPROVAL OF AUTHORIZATION OF CERTAIN OFFICERS OF THE FUNDS TO SIGN ON BEHALF OF THE COMPANIES PURSUANT TO A POWER OF ATTORNEY

iShares Trust

iShares, Inc.

iShares U.S. ETF Company, Inc.

iShares U.S. ETF Trust

iShares Sovereign Screened Global Bond Fund, Inc.

RESOLVED, that Neal Andrews, Benjamin Archibald, Deepa Damre, Margery K. Neale, Benjamin J. Haskin, Paul Lohrey and Steve Messinger be, and each of them hereby is, authorized to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which Martin Small is now or is on the date of such filing the President and Principal Executive Officer of the Trust or President and Principal Executive Officer of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder on behalf of Martin Small, pursuant to the power of attorney signed by Martin Small on April 1, 2019.

FURTHER RESOLVED, that Martin Small, Ben Archibald, Deepa Damre, Lezlie Iannone and Mary Miley be, and each of them hereby is, authorized to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which he is now or is on the date of such filing the Treasurer and Chief Financial Officer of the Trust or of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder on behalf of Neal J. Andrews, pursuant to the power of attorney signed by Neal J. Andrews on April 1, 2019.